1998 Semiannual Report


                             Centennial
                             Money Market
                             Trust


                             December 31, 1998

Dear Shareholder:

When international markets become unsteady, investors around the world often look to U.S. government securities for safety and security, bypassing high-quality money market instruments such as short-term borrowings issued by blue-chip corporations. That clearly took place in the latter half of 1998, as Asia's financial crisis continued to form a backdrop to the global economy. At various times during the year, demand for Treasury bills surged, boosting prices and reducing yields, particularly in late summer as Russia's economy weakened.

After Russia defaulted on much of its debt and allowed its currency to fall sharply in value, emerging markets around the world were suddenly perceived as extremely risky. Even high-quality U.S. corporate debt suffered because of the slight credit risk involved. To attract new investors, corporations had to offer yields considerably higher than risk-free U.S. Treasury securities.

The result? High-quality money market instruments that carried only slightly higher credit risk offered very attractive yields compared to Treasury bills. That's one reason why Centennial Money Market Trust, which invests in a mixture of certificates of deposit, letters of credit, commercial paper and other money market instruments, generally continued to provide stable returns.

For the six months that ended December 31, 1998, Centennial Money Market Trust produced a compounded annualized yield of 5.00%. Without compounding, the corresponding yield was 4.88%. The seven-day annualized yields, with and without compounding, on December 31, 1998, were 4.78% and 4.67%, respectively.(1) It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will be able to maintain a stable $1.00 share price in the future.


1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

As money-market investors, we keenly follow the actions of the Federal Reserve Board, which determines short-term interest rates for member banks. In the Fall, the Fed cut short-term interest rates three times to stimulate the economy, and dozens of central banks around the world followed suit. The result of this concerted action was a major rally in stock markets, as well as a likely continuation of moderate economic growth, at least in the United States.

Although the Fed was able to stimulate economic growth here in America, much of Europe is sluggish while most of Asia remains in a recession. We continue to be especially diligent in our analysis of credit quality. During the period, we discontinued our investment in securities issued by certain multinational banks with heavy exposure to Asia. Although we will continue to search for yield, your objectives will always come first.

Thank you for your confidence in Centennial Money Market Trust. We look forward to helping you reach your investment goals of safety, liquidity and attractive yield.

Sincerely,


/s/ James C. Swain

James C. Swain
Chairman
Centennial Money Market Trust


/s/ Bridget A. Macaskill

Bridget A. Macaskill
President
Centennial Money Market Trust

January 25, 1999

Statement of Investments December 31, 1998 (Unaudited)
Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Certificates of Deposit--0.1%
Societe Generale:
   5.55%, 2/9/99 ...............................................................    $ 10,000,000    $    9,997,325
   5.80%, 3/31/99 ..............................................................      12,500,000        12,504,751
                                                                                                    --------------
Total Certificates of Deposit ..................................................                        22,502,076
                                                                                                    --------------
Direct Bank Obligations--2.2%
BankBoston, N.A.:
   5.07%, 4/30/99 ..............................................................      40,000,000        40,000,000
   5.07%, 5/13/99 ..............................................................      25,000,000        25,000,000
   5.14%, 3/25/99 ..............................................................      15,000,000        15,000,000
   5.58%, 2/18/99 ..............................................................      50,000,000        50,000,000
   5.65%, 1/13/99 ..............................................................      20,000,000        20,001,398
   5.65%, 1/21/99 ..............................................................      35,000,000        35,000,000
   5.74%, 4/6/99 ...............................................................      25,000,000        25,024,428
FCC National Bank:
   4.87%, 2/12/99(1) ...........................................................      18,000,000        17,996,236
   4.87%, 3/1/99(1) ............................................................      25,000,000        24,992,967
Morgan Guaranty Trust Co. of New York, 5.574%, 9/27/99(1) ......................      45,000,000        44,983,905
Societe Generale:
   4.84%, 2/23/99(1) ...........................................................      12,000,000        11,999,250
   4.89%, 3/16/99(1) ...........................................................      15,000,000        14,999,083
   5.505%, 1/7/99(1) ...........................................................      25,000,000        24,996,094
   5.536%, 1/4/99(1) ...........................................................      17,000,000        16,994,542
                                                                                                    --------------
Total Direct Bank Obligations ..................................................                       366,987,903
                                                                                                    --------------
Letters of Credit--3.0%
Abbey National plc, guaranteeing commercial paper of
   Abbey National North America Corp., 5.50%, 2/4/99 ...........................      56,500,000        56,206,514
ABN Amro Bank NV, guaranteeing commercial paper of:
   Formosa Plastics Corp., USA, Series A, 4.95%, 3/25/99 .......................      20,000,000        19,771,750
   Lasalle National Bank, 5.03%, 4/5/99 ........................................      50,000,000        50,000,000
Bank of America, NT & SA, guaranteeing commercial paper of:
   Formosa Plastics Corp., USA, Series II, 4.85%, 4/20/99 ......................      25,000,000        24,632,882
   Formosa Plastics Corp., USA, Series II, 4.88%, 4/28/99 ......................      15,000,000        14,762,100
   Formosa Plastics Corp., USA, Series II, 4.96%, 4/6/99 .......................       9,500,000         9,375,656
   Formosa Plastics Corp., USA, Series B, 5.07%, 5/10/99 .......................      35,000,000        34,364,138
   Minmetals Capitals & Securities, Inc., 5.50%, 1/22/99 .......................      15,000,000        14,951,875
   Minmetals Capitals & Securities, Inc., 4.95%, 3/8/99 ........................      21,000,000        20,809,425
Bank One, Cleveland, N.A., guaranteeing commercial paper of:
   Capital One Funding Corp., Series 1995F, 5.57%, 1/4/99(1)(2) ................      25,452,000        25,452,000
   Capital One Funding Corp., Series 1996C, 5.57%, 1/4/99(1)(2) ................      12,604,000        12,604,000
   Capital One Funding Corp., Series 1997E, 5.57%, 1/4/99(1)(2) ................      13,132,000        13,132,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Letters of Credit (Continued)
Bank One, Indiana, guaranteeing commercial paper of
   Primex Funding Corp., 5.57%, 1/4/99(1)(2) ...................................    $  4,500,000    $    4,500,000
Barclays Bank plc, guaranteeing commercial paper of:
   Banca Serfin SA, Institucion de Banco Multiple Groupa
   Financiera Serfin, 4.87%, 4/28/99 ...........................................      15,000,000        14,762,588
   Banco de Credito Nacionale SA, Series A, 5.50%, 4/16/99 .....................      10,000,000         9,839,583
   Banco Itau, SA, 5.23%, 3/16/99 ..............................................      12,000,000        11,870,993
   Nacionale Financiera, SNC, 4.90%, 5/20/99 ...................................      35,000,000        34,337,819
   Nacionale Financiera, SNC, 5.47%, 2/17/99 ...................................      10,000,000         9,928,586
Petroleo Brasileiro, SA, Petrobras II, Series C, 5.05%, 3/30/99 ................      20,000,000        19,753,111
Bayerische Vereinsche AG, guaranteeing commercial paper of
   Banco Mercantile Del Norte SA, Series A, 5.24%, 3/3/99 ......................      10,000,000         9,911,211
Credit Suisse, guaranteeing commercial paper of Daewoo
   International (America) Corp., 5%, 6/4/99 ...................................      20,000,000        19,572,222
Dresdner Bank AG, guaranteeing commercial paper of
   Galicia Buenos Aires Funding Corp., 5.26%, 2/25/99 ..........................      53,000,000        52,589,181
Societe Generale, guaranteeing commercial paper of
   Girsa Funding Corp., 5.51%, 1/27/99(3) ......................................      15,000,000        14,940,308
                                                                                                    --------------
Total Letters of Credit ........................................................                       498,067,942
                                                                                                    --------------
Short-Term Notes--93.3%

Asset-Backed--17.0%
Asset Backed Capital Finance, Inc.:
   4.90%, 1/8/99(1)(2) .........................................................      19,000,000        19,000,000
   5.50%, 1/15/99(3) ...........................................................      35,000,000        34,925,139
   5.505%, 2/1/99(3) ...........................................................      50,495,000        50,255,633
   5.51%, 1/22/99(3) ...........................................................      39,000,000        38,874,647
Atlantis One Funding Corp.:
   5.17%, 4/26/99(3) ...........................................................      50,000,000        49,174,236
   5.17%, 4/28/99(3) ...........................................................      40,500,000        39,819,499
   5.20%, 5/14/99(3) ...........................................................     147,500,000       144,641,147
   5.21%, 5/13/99(3) ...........................................................     100,000,000        98,089,667
Beta Finance, Inc.:
   4.88%, 4/26/99(3) ...........................................................      21,500,000        21,164,839
   4.95%, 2/26/99(3) ...........................................................      50,000,000        49,615,000
   5.17%, 1/21/99(3) ...........................................................      16,600,000        16,552,321
   5.26%, 3/9/99(3) ............................................................      29,000,000        28,716,106
   5.27%, 2/23/99(3) ...........................................................       5,500,000         5,457,328
CIESCO LP, 5.35%, 1/27/99 ......................................................      32,131,000        32,006,849
Cooperative Assn. of Tractor Dealers, Inc., Series A, 5.51%, 1/31/99 ...........      25,100,000        25,053,900

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Asset-Backed (Continued)
Corporate Asset Funding Co., Inc.:
   4.95%, 2/26/99(3) ...........................................................    $ 50,000,000    $   49,615,000
   5%, 2/10/99(3) ..............................................................      50,000,000        49,722,222
   5.125%, 2/8/99(3) ...........................................................      75,000,000        74,594,271
   5.125%, 2/18/99(3) ..........................................................      50,000,000        49,658,333
   5.17%, 1/11/99(3) ...........................................................      50,000,000        49,928,194
   5.17%, 3/5/99(3) ............................................................      50,000,000        49,547,625
   5.47%, 1/7/99(3) ............................................................      50,000,000        49,954,417
Enterprise Funding Corp.:
   4.90%, 4/27/99(3) ...........................................................      19,000,000        18,700,011
   5.01%, 6/4/99(3) ............................................................      16,371,000        16,020,142
   5.10%, 3/19/99(3) ...........................................................      19,104,000        18,897,519
   5.33%, 1/28/99(3) ...........................................................      19,364,000        19,286,592
   5.37%, 1/4/99(3) ............................................................      12,958,000        12,952,201
   5.60%, 1/8/99(3) ............................................................      50,000,000        49,945,556
Eureka Securitization, Inc.:
   4.95%, 2/26/99(3) ...........................................................      40,000,000        39,692,000
   5.05%, 2/12/99(3) ...........................................................      50,000,000        49,705,417
   5.125%, 2/18/99(3) ..........................................................      50,000,000        49,658,333
   5.22%, 1/19/99(3) ...........................................................      50,000,000        49,869,500
   5.40%, 1/5/99(3) ............................................................      50,000,000        49,970,000
   5.40%, 1/28/99(3) ...........................................................      40,000,000        39,838,000
Falcon Asset Securitization Corp.:
   5.38%, 1/8/99(3) ............................................................      20,200,000        20,178,869
   5.50%, 1/19/99(3) ...........................................................      25,000,000        24,931,250
MOAT Funding, LLC:
   5.30%, 3/3/99(3) ............................................................      25,000,000        24,775,486
   5.30%, 3/9/99 ...............................................................      50,000,000        49,506,806
   5.30%, 3/11/99(3) ...........................................................      35,000,000        34,644,458
   5.40%, 2/18/99(3) ...........................................................      20,000,000        19,856,000
   5.40%, 3/1/99(3) ............................................................      50,000,000        49,557,500
   5.41%, 1/28/99 ..............................................................      31,130,000        31,003,690
   5.50%, 2/11/99(3) ...........................................................      35,000,000        34,780,764
Park Avenue Receivables Corp.:
   5.48%, 2/16/99(3) ...........................................................      50,000,000        49,649,889
   5.48%, 2/18/99(3) ...........................................................      31,000,000        30,773,493
   5.60%, 1/7/99(3) ............................................................      90,931,000        90,846,131
   5.60%, 1/13/99(3) ...........................................................      77,839,000        77,693,886
   5.60%, 1/14/99(3) ...........................................................      50,000,000        49,898,889

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Asset-Backed (Continued)
Preferred Receivables Funding Corp.:
   4.90%, 3/22/99(3) ...........................................................    $ 25,410,000    $   25,133,313
   4.92%, 6/24/99(3) ...........................................................      20,845,000        20,349,306
   4.93%, 6/21/99(3) ...........................................................      32,000,000        31,251,210
   5.10%, 4/12/99(3) ...........................................................       8,180,000         8,062,958
   5.15%, 4/23/99(3) ...........................................................      10,240,000        10,075,932
   5.25%, 2/24/99(3) ...........................................................       5,000,000         4,960,625
   5.34%, 1/14/99(3) ...........................................................      62,125,000        62,005,202
   5.49%, 1/21/99(3) ...........................................................      15,000,000        14,954,250
   5.49%, 1/29/99(3) ...........................................................      16,150,000        16,081,039
Sigma Finance, Inc.:
   4.97%, 1/7/99(1)(3) .........................................................      15,000,000        15,000,000
   5.01%, 4/14/99(3) ...........................................................      20,000,000        19,713,317
   5.03%, 4/7/99(3) ............................................................      25,000,000        24,664,667
   5.25%, 3/10/99(3) ...........................................................      25,000,000        24,752,083
   5.26%, 5/12/99 ..............................................................      25,000,000        24,521,486
   5.27%, 3/15/99(3) ...........................................................      30,000,000        29,679,408
   5.50%, 1/22/99(3) ...........................................................      25,000,000        24,919,792
   5.50%, 1/28/99(3) ...........................................................      61,000,000        60,750,437
   5.50%, 1/29/99(3) ...........................................................      38,000,000        37,838,611
   5.50%, 2/12/99(3) ...........................................................      15,500,000        15,400,542
   5.51%, 2/4/99(3) ............................................................      20,000,000        19,895,922
   5.51%, 2/5/99(3) ............................................................      45,000,000        44,758,937
   5.52%, 2/10/99(3) ...........................................................      37,000,000        36,773,067
   5.75%, 3/9/99 ...............................................................      50,000,000        50,031,541
Variable Funding Capital Corp.:
   5.40%, 1/20/99(3) ...........................................................      50,000,000        49,857,500
   5.41%, 1/14/99(3) ...........................................................      60,000,000        59,882,512
   5.55%, 1/15/99(3) ...........................................................      50,000,000        49,892,083
   5.65%, 1/4/99(3) ............................................................      50,000,000        49,976,458
                                                                                                    --------------
                                                                                                     2,860,180,953
                                                                                                    --------------
Bank Holding Companies--7.8%
Bank One Corp.:
   4.87%, 6/30/99 ..............................................................      50,000,000        48,782,500
   5.09%, 3/26/99 ..............................................................      33,000,000        32,608,070

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Bank Holding Companies (Continued)
BankBoston Corp., 5.17%, 3/29/99(1) ............................................    $ 25,000,000    $   24,997,662
Bankers Trust Co., New York:
   5%, 6/28/99 .................................................................      45,000,000        43,887,500
   5%, 7/1/99 ..................................................................      50,000,000        48,743,056
   5%, 7/19/99 .................................................................      30,000,000        29,170,833
   5.01%, 6/18/99 ..............................................................      50,000,000        48,831,000
   5.01%, 6/21/99 ..............................................................      50,000,000        48,810,125
   5.01%, 6/24/99 ..............................................................      50,000,000        48,789,250
   5.01%, 6/25/99 ..............................................................      43,000,000        41,952,771
   5.01%, 7/15/99 ..............................................................      44,500,000        43,292,381
   5.02%, 7/29/99 ..............................................................     100,000,000        97,068,194
   5.03%, 6/7/99 ...............................................................      50,000,000        48,903,181
   5.03%, 6/8/99 ...............................................................      50,000,000        48,896,194
   5.03%, 6/17/99 ..............................................................      50,000,000        48,833,319
   5.05%, 6/2/99 ...............................................................      75,000,000        73,400,833
   5.05%, 6/9/99 ...............................................................      20,000,000        19,553,917
   5.05%, 8/30/99 ..............................................................      50,000,000        48,309,653
Barnett Banks, Inc., 8.50%, 3/1/99 .............................................      15,042,000        15,107,914
Chase Manhattan Corp.:
   4.90%, 3/3/99 ...............................................................      50,000,000        49,584,861
   8%, 6/15/99 .................................................................      17,550,000        17,766,968
J. P. Morgan & Co., Inc.:
   5.06%, 3/18/99 ..............................................................      50,000,000        49,465,889
   4.82%, 3/30/99 ..............................................................      35,000,000        34,587,622
   5.02%, 4/21/99 ..............................................................      39,670,000        39,061,506
   5.06%, 4/5/99 ...............................................................     100,000,000        98,678,778
NationsBank Corp.:
   5.495%, 1/20/99 .............................................................      25,000,000        24,927,497
   5.495%, 2/11/99 .............................................................      50,000,000        49,687,090
Wells Fargo & Co.:
   4.92%, 6/28/99 ..............................................................      50,000,000        48,783,667
   4.92%, 6/30/99 ..............................................................      50,000,000        48,770,000
                                                                                                    --------------
                                                                                                     1,321,252,231
                                                                                                    --------------
Banks--0.2%
First Chicago Financial Corp., 4.97%, 4/29/99 ..................................      40,200,000        39,545,120
                                                                                                    --------------

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Beverages--2.1%
Coca-Cola Enterprises, Inc.:
   4.92%, 6/17/99(3) ...........................................................    $ 35,000,000    $   34,201,183
   4.92%, 6/23/99(3) ...........................................................      50,000,000        48,817,833
   4.93%, 6/16/99(3) ...........................................................      33,000,000        32,249,818
   4.94%, 6/14/99(3) ...........................................................      30,000,000        29,324,867
   5.09%, 4/16/99(3) ...........................................................      25,000,000        24,628,854
   5.11%, 3/4/99(3) ............................................................      33,500,000        33,205,526
   5.225%, 1/12/99(3) ..........................................................      20,000,000        19,968,069
   5.23%, 1/25/99(3) ...........................................................      15,000,000        14,947,700
   5.25%, 1/14/99(3) ...........................................................      20,000,000        19,962,083
   5.27%, 3/26/99(3) ...........................................................      40,000,000        39,508,133
   5.30%, 3/5/99(3) ............................................................      50,000,000        49,554,625
   5.51%, 2/10/99(3) ...........................................................      15,000,000        14,908,167
                                                                                                    --------------
                                                                                                       361,276,858
                                                                                                    --------------
Broker/Dealers--24.2%
Bear Stearns Cos., Inc.:
   4.90%, 6/21/99 ..............................................................      42,000,000        41,022,450
   4.92%, 2/18/99(1) ...........................................................      50,000,000        50,000,000
   5%, 4/23/99 .................................................................      30,000,000        29,533,333
   5.03%, 1/20/99(1) ...........................................................      10,000,000         9,965,761
   5.138%, 3/1/99(1) ...........................................................      25,000,000        25,000,000
   5.158%, 2/3/99(1) ...........................................................      10,000,000        10,000,000
   5.205%, 2/4/99(1) ...........................................................      35,000,000        35,000,000
   5.23%, 4/30/99 ..............................................................      25,000,000        24,567,799
   5.258%, 1/11/99(1) ..........................................................      15,000,000        15,000,000
   5.262%, 1/5/99 ..............................................................      23,000,000        22,999,580
   5.27%, 2/3/99(1) ............................................................      10,000,000         9,997,920
   5.342%, 2/14/99(1) ..........................................................      25,000,000        25,000,000
   5.48%, 2/1/99 ...............................................................      30,000,000        29,858,433
   5.48%, 2/8/99 ...............................................................      40,000,000        39,768,622
   5.48%, 2/10/99 ..............................................................      40,000,000        39,756,444
   5.489%, 3/9/99(1) ...........................................................      35,000,000        35,000,000
   5.49%, 1/19/99 ..............................................................     100,000,000        99,725,500
   5.49%, 2/5/99 ...............................................................      25,000,000        24,866,563
   5.517%, 1/15/99(1) ..........................................................      15,000,000        15,000,000
   5.524%, 1/13/99(1) ..........................................................      50,000,000        50,000,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Broker/Dealers (Continued)
Bear Stearns Cos., Inc.: (continued)
   5.545%, 1/23/99(1) ..........................................................    $ 15,000,000    $   15,000,000
   5.562%, 1/9/99(1) ...........................................................      15,000,000        14,971,187
   5.594%, 1/28/99(1) ..........................................................      30,000,000        30,000,000
   5.596%, 1/4/99(1) ...........................................................      55,500,000        55,495,599
   5.749%, 2/19/99(1) ..........................................................      45,000,000        45,000,000
Credit Suisse First Boston International Ltd.:
   4.92%, 3/18/99(1)(4) ........................................................      65,000,000        65,000,000
   5.138%, 3/18/99(1)(4) .......................................................      60,000,000        60,000,000
Credit Suisse First Boston:
   4.925%, 5/7/99(3) ...........................................................      16,000,000        15,724,200
   5.02%, 4/15/99(3) ...........................................................      42,000,000        41,390,907
   5.02%, 4/16/99(3) ...........................................................      50,000,000        49,267,917
   5.05%, 4/8/99(3) ............................................................      45,000,000        44,387,688
   5.15%, 2/11/99(3) ...........................................................      50,000,000        49,706,736
   5.15%, 2/12/99(3) ...........................................................      50,000,000        49,699,583
   5.225%, 5/6/99 ..............................................................      50,000,000        50,000,000
   5.491%, 1/19/99(1) ..........................................................      65,000,000        64,982,778
Goldman Sachs Group, LP Promissory Nts.:
   5%, 3/25/99 .................................................................      35,000,000        35,000,000
   5.39%, 2/4/99(1) ............................................................      30,000,000        30,000,000
   5.40%, 3/18/99 ..............................................................      30,000,000        30,000,000
Goldman Sachs Group, LP:
   5%, 4/20/99 .................................................................      36,000,000        35,455,000
   5.03%, 4/12/99 ..............................................................      50,000,000        49,294,403
   5.03%, 4/14/99 ..............................................................      50,000,000        49,280,431
   5.04%, 5/14/99 ..............................................................      35,000,000        34,348,300
   5.05%, 5/27/99 ..............................................................     140,000,000       137,163,139
   5.05%, 5/28/99 ..............................................................      40,000,000        39,175,167
   5.07%, 3/19/99 ..............................................................     100,000,000        98,912,375
   5.09%, 6/11/99 ..............................................................      45,000,000        45,000,000
   5.10%, 3/18/99 ..............................................................      44,000,000        43,526,267
   5.10%, 3/22/99 ..............................................................      50,000,000        49,433,333
   5.15%, 2/18/99 ..............................................................      50,000,000        49,656,667
   5.246%, 2/4/99 ..............................................................      35,000,000        35,000,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Broker/Dealers (Continued)
Lehman Brothers Holdings, Inc.:
   5.475%, 1/11/99 .............................................................    $ 23,500,000    $   23,464,260
   5.49%, 2/26/99 ..............................................................      40,000,000        39,658,400
   5.495%, 2/25/99 .............................................................      49,000,000        48,588,638
   5.50%, 1/22/99 ..............................................................      60,000,000        59,807,092
   5.52%, 1/15/99 ..............................................................      50,000,000        49,892,667
   5.53%, 1/29/99 ..............................................................      20,000,000        19,913,978
   5.535%, 1/25/99 .............................................................      10,000,000         9,963,100
   5.573%, 1/13/99(1) ..........................................................      89,000,000        89,000,075
Merrill Lynch & Co., Inc.:
   4.85%, 3/22/99 ..............................................................      50,000,000        49,461,111
   4.92%, 3/4/99 ...............................................................      50,000,000        49,576,333
   4.92%, 3/5/99 ...............................................................      50,000,000        49,569,500
   4.95%, 3/23/99(1) ...........................................................      35,000,000        35,000,000
   4.96%, 1/13/99(1) ...........................................................      25,000,000        25,000,000
   5%, 1/8/99(1) ...............................................................      50,000,000        50,000,000
   5.04%, 5/5/99 ...............................................................      50,000,000        49,132,000
   5.18%, 2/16/99(1) ...........................................................      25,000,000        25,007,916
   5.24%, 1/8/99(1) ............................................................      22,000,000        22,000,000
   5.27%, 3/12/99 ..............................................................      35,000,000        34,641,347
   5.50%, 2/26/99 ..............................................................      14,000,000        13,880,222
   5.51%, 2/12/99 ..............................................................      45,000,000        44,710,725
   5.624%, 1/28/99(1) ..........................................................      50,000,000        50,000,000
   6.375%, 3/30/99 .............................................................      21,000,000        21,034,841
Morgan Stanley Dean Witter & Co.:
   5.08%, 4/1/99 ...............................................................      50,000,000        49,365,000
   5.30%, 2/26/99 ..............................................................      50,000,000        49,587,778
   5.467%, 1/15/99(1) ..........................................................      50,000,000        49,956,635
   5.48%, 1/19/99 ..............................................................      50,000,000        49,863,000
   5.49%, 1/25/99 ..............................................................      50,000,000        49,817,000
   5.49%, 1/27/99 ..............................................................      50,000,000        49,801,750
   5.49%, 2/5/99 ...............................................................      50,000,000        49,733,125
   5.50%, 1/4/99(1) ............................................................      72,340,000        72,340,000
NationsBanc Montgomery Securities, LLC, 5.70%, 1/4/99(1) .......................      20,000,000        20,000,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Broker/Dealers (Continued)
Salomon Smith Barney Holdings, Inc.:
   4.90%, 6/18/99 ..............................................................    $ 50,000,000    $   48,856,667
   4.91%, 6/4/99 ...............................................................      50,000,000        48,949,806
   4.91%, 6/7/99 ...............................................................      50,000,000        48,929,347
   4.91%, 6/9/99 ...............................................................      50,000,000        48,915,708
   4.96%, 6/3/99 ...............................................................      50,000,000        48,946,000
   5%, 4/21/99 .................................................................      50,000,000        49,236,111
   5%, 4/22/99 .................................................................      50,000,000        49,229,167
   5.05%, 3/9/99 ...............................................................      40,000,000        39,624,056
   5.08%, 3/4/99 ...............................................................      50,000,000        49,562,556
   5.10%, 4/19/99 ..............................................................      50,000,000        49,235,000
   5.15%, 2/18/99 ..............................................................      43,000,000        42,704,733
   5.27%, 2/11/99 ..............................................................      50,000,000        49,699,903
   5.47%, 2/12/99 ..............................................................      68,000,000        67,570,247
   5.48%, 2/1/99 ...............................................................      50,000,000        49,764,056
   5.49%, 1/25/99 ..............................................................      50,000,000        49,817,000
                                                                                                    --------------
                                                                                                     4,084,740,932
                                                                                                    --------------
Chemicals--0.2%
Henkel Corp.:
   4.82%, 4/14/99(3) ...........................................................      14,000,000        13,806,932
   5.28%, 2/8/99(3) ............................................................      15,000,000        14,916,400
                                                                                                    --------------
                                                                                                        28,723,332
                                                                                                    --------------
Computer Software/Services--0.1%
First Data Corp., 6.40%, 4/28/99 ...............................................      13,500,000        13,552,445
                                                                                                    --------------
Commercial Finance--13.5%
Caterpillar Financial Services Corp., 4.95%, 2/18/99(1) ........................      15,000,000        15,008,659
CIT Group Holdings, Inc.:
   4.81%, 2/22/99(1) ...........................................................      15,000,000        14,998,752
   5.04%, 3/19/99 ..............................................................     135,000,000       133,580,206
   5.07%, 3/24/99 ..............................................................      50,000,000        49,422,583
   5.07%, 3/25/99 ..............................................................      25,000,000        24,707,771
   5.265%, 2/25/99 .............................................................      50,000,000        49,597,813
   5.455%, 2/12/99 .............................................................      50,000,000        49,681,792

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Commercial Finance (Continued)
Countrywide Home Loans:
   4.94%, 1/24/99(1) ...........................................................    $ 35,000,000    $   35,000,000
   5.20%, 1/11/99 ..............................................................      41,450,000        41,388,715
   5.204%, 1/25/99(1) ..........................................................      50,000,000        49,996,214
   5.222%, 1/29/99(1) ..........................................................      50,000,000        49,993,539
   5.25%, 2/27/99(1) ...........................................................      25,000,000        25,000,000
   5.29%, 2/16/99 ..............................................................      50,000,000        49,662,028
   5.30%, 2/3/99 ...............................................................      50,000,000        49,757,083
   5.30%, 2/4/99 ...............................................................      50,000,000        49,749,722
   5.312%, 1/6/99(1) ...........................................................      25,000,000        24,990,479
   5.469%, 1/12/99(1) ..........................................................      25,000,000        25,000,000
   5.472%, 1/29/99(1) ..........................................................      23,000,000        22,996,207
   5.50%, 1/8/99 ...............................................................      46,000,000        45,950,806
   5.594%, 1/14/99(1) ..........................................................      40,000,000        40,000,000
FINOVA Capital Corp.:
   5.15%, 4/30/99 ..............................................................      45,000,000        44,233,938
   5.26%, 3/12/99 ..............................................................      65,000,000        64,334,028
   5.30%, 3/4/99 ...............................................................      55,000,000        54,504,431
   5.32%, 5/7/99 ...............................................................      32,700,000        32,091,126
   5.33%, 2/26/99 ..............................................................      38,750,000        38,428,136
   5.33%, 4/14/99 ..............................................................      40,000,000        39,390,011
   5.36%, 5/14/99 ..............................................................      25,000,000        24,504,944
   5.38%, 5/21/99 ..............................................................      49,000,000        47,980,411
   5.47%, 3/5/99 ...............................................................      21,500,000        21,294,191
   5.51%, 1/13/99 ..............................................................      10,000,000         9,981,633
   5.515%, 1/26/99 .............................................................      10,000,000         9,961,701
   5.515%, 1/29/99 .............................................................      30,000,000        29,871,258
   5.515%, 2/12/99 .............................................................      40,000,000        39,742,633
Heller Financial, Inc.:
   5.15%, 4/8/99 ...............................................................      50,000,000        49,306,181
   5.15%, 4/9/99 ...............................................................      25,000,000        24,649,514
   5.20%, 4/29/99 ..............................................................      50,000,000        49,147,778
   5.20%, 5/6/99 ...............................................................      50,000,000        49,097,222
   5.20%, 5/13/99 ..............................................................      40,000,000        39,237,333
   5.289%, 1/11/99(1) ..........................................................      50,000,000        50,000,000
   5.35%, 4/7/99 ...............................................................      50,000,000        49,286,667
   5.362%, 1/6/99(1) ...........................................................      13,000,000        12,989,772
   5.44%, 3/8/99 ...............................................................      50,000,000        49,501,333
   5.459%, 1/27/99(1) ..........................................................       5,000,000         4,992,277
   5.594%, 1/13/99(1) ..........................................................      50,000,000        50,000,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Commercial Finance (Continued)
Homeside Lending, Inc.:
   4.88%, 6/14/99 ..............................................................    $ 40,000,000    $   39,110,756
   4.88%, 6/17/99 ..............................................................      50,000,000        48,868,111
   4.90%, 6/16/99 ..............................................................      50,000,000        48,870,278
   4.96%, 5/24/99 ..............................................................      45,000,000        44,113,400
   5%, 7/15/99 .................................................................      50,000,000        48,645,833
   5.05%, 5/5/99 ...............................................................      50,000,000        49,130,278
Safeco Credit Co.:
   4.90%, 6/17/99 ..............................................................      39,000,000        38,113,508
   4.93%, 6/16/99 ..............................................................      20,000,000        19,545,344
   4.95%, 5/17/99 ..............................................................      35,000,000        34,345,500
   4.95%, 6/11/99 ..............................................................      40,000,000        39,114,500
   4.95%, 6/21/99 ..............................................................      50,000,000        48,824,375
   4.95%, 6/25/99 ..............................................................      20,000,000        19,518,750
TransAmerica Finance Corp.:
   4.90%, 6/10/99 ..............................................................      12,530,000        12,257,124
   5.11%, 3/1/99 ...............................................................      26,000,000        25,782,257
   5.45%, 1/22/99(1) ...........................................................      35,000,000        35,000,000
                                                                                                    --------------
                                                                                                     2,282,248,901
                                                                                                    --------------
Consumer Finance--1.8%
Sears Roebuck Acceptance Corp.:
   4.90%, 6/16/99 ..............................................................      50,000,000        48,870,278
   4.90%, 6/23/99 ..............................................................      41,000,000        40,034,564
   4.91%, 6/24/99 ..............................................................      50,000,000        48,813,417
   4.91%, 6/25/99 ..............................................................      50,000,000        48,806,597
   5.02%, 2/17/99 ..............................................................      50,000,000        49,672,306
   5.43%, 2/25/99 ..............................................................      50,000,000        49,585,208
   5.43%, 2/26/99 ..............................................................      24,000,000        23,797,280
                                                                                                    --------------
                                                                                                       309,579,650
                                                                                                    --------------
Diversified Financial--10.6%
Associates Corp. of North America:
   4.88%, 3/10/99 ..............................................................      50,000,000        49,539,111
   4.88%, 3/11/99 ..............................................................      50,000,000        49,532,333
   4.90%, 3/22/99 ..............................................................      50,000,000        49,455,556
   4.90%, 3/24/99 ..............................................................      40,000,000        39,553,556
   4.91%, 3/12/99 ..............................................................      50,000,000        49,522,639
   4.91%, 3/15/99 ..............................................................      50,000,000        49,502,181
   4.95%, 4/7/99 ...............................................................      50,000,000        49,340,000
   4.95%, 4/8/99 ...............................................................      50,000,000        49,333,125
   5.01%, 2/11/99 ..............................................................      50,000,000        49,714,708

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Diversified Financial (Continued)
General Electric Capital Corp.:
   4.82%, 3/3/99(1) ............................................................    $ 30,000,000    $   29,993,831
   4.89%, 5/19/99 ..............................................................      50,000,000        49,062,750
   4.90%, 3/18/99 ..............................................................      50,000,000        49,482,778
   4.93%, 3/12/99 ..............................................................      50,000,000        49,520,694
   4.93%, 3/15/99 ..............................................................      50,000,000        49,500,153
   5.43%, 2/23/99 ..............................................................      50,000,000        49,600,292
   5.45%, 2/19/99 ..............................................................      50,000,000        49,629,097
   5.49%, 2/3/99 ...............................................................      50,000,000        49,748,375
General Electric Capital Services:
   4.88%, 3/10/99 ..............................................................      50,000,000        49,539,111
   4.90%, 3/19/99 ..............................................................      50,000,000        49,475,972
   5.49%, 2/5/99 ...............................................................      50,000,000        49,733,125
General Motors Acceptance Corp.:
   5.125%, 2/17/99 .............................................................      50,000,000        49,665,451
   5.48%, 1/27/99 ..............................................................      50,000,000        49,802,111
   5.48%, 1/28/99 ..............................................................      50,000,000        49,794,500
   5.485%, 1/25/99 .............................................................      75,000,000        74,725,250
   5.487%, 1/14/99 .............................................................      50,000,000        49,900,938
   5.50%, 1/21/99 ..............................................................      50,000,000        49,847,222
   5.50%, 2/19/99 ..............................................................      30,000,000        29,775,417
   5.505%, 2/1/99 ..............................................................      45,000,000        44,786,681
   5.52%, 1/20/99 ..............................................................      92,000,000        91,740,682
   8.625%, 6/15/99 .............................................................      12,000,000        12,185,701
Household Finance Corp.:
   4.948%, 3/29/99(1) ..........................................................      15,000,000        14,997,535
   5.157%, 2/2/99 ..............................................................      50,000,000        49,770,800
   5.25%, 2/12/99 ..............................................................      50,000,000        49,693,750
   5.438%, 3/9/99(1) ...........................................................      40,000,000        40,000,000
   5.568%, 3/30/99(1) ..........................................................      25,000,000        24,995,870
Household International, Inc.:
   5.19%, 3/5/99(3) ............................................................      25,000,000        24,772,938
   5.25%, 3/18/99(3) ...........................................................      15,000,000        14,833,750
Prudential Funding Corp.:
   4.87%, 3/1/99 ...............................................................      50,000,000        49,600,931
   4.87%, 3/3/99 ...............................................................      50,000,000        49,587,403
                                                                                                    --------------
                                                                                                     1,781,256,317
                                                                                                    --------------

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Electrical Equipment--0.3%
Xerox Capital (Europe) plc, 5.50%, 1/22/99 .....................................    $ 50,000,000    $   49,839,583
                                                                                                    --------------
Industrial Services--0.3%
Atlas Copco AB:
   5.36%, 2/19/99(3) ...........................................................      10,000,000         9,927,044
   5.36%, 2/23/99(3) ...........................................................      20,000,000        19,842,178
   5.40%, 2/26/99(3) ...........................................................       7,000,000         6,941,200
   5.41%, 1/11/99(3) ...........................................................      15,000,000        14,977,458
                                                                                                    --------------
                                                                                                        51,687,880
                                                                                                    --------------
Insurance--10.1%
AIG Life Insurance Co., 5.62%, 1/4/99(1)(2) ....................................      20,000,000        20,000,000
Allstate Life Insurance Co., 5.22%, 1/4/99(1) ..................................      50,000,000        50,000,000
Combined Insurance Co. of America, 5.393%, 1/4/99(1)(2) ........................      50,000,000        50,000,000
First Allmerica Financial Life Insurance Co., 5.547%, 1/4/99(1) ................      30,000,000        30,000,000
GE Financial Assurance Holdings, Inc.:
   4.90%, 6/24/99 ..............................................................      50,000,000        48,815,833
   4.90%, 6/28/99 ..............................................................      50,000,000        48,788,611
General American Life Insurance Co., 5.24%, 1/4/99(1) ..........................     235,000,000       235,000,000
Jackson National Life Insurance Co., 5.56%, 1/4/99(1) ..........................     115,000,000       115,000,000
John Hancock Mutual Life Insurance Co., 5.054%, 1/4/99(1) ......................     100,000,000       100,000,000
Pacific Life Insurance Co., 4.73%, 1/4/99(1)(2) ................................      90,000,000        90,000,000
Principal Mutual Life Insurance Co., 5.577%, 1/4/99(1)(2) ......................      95,000,000        95,000,000
Protective Life Insurance Co.:
   5.577%, 1/4/99(1) ...........................................................      20,000,000        20,000,000
   5.77%, 1/4/99(1) ............................................................      30,000,000        30,000,000
Prudential Life Insurance Co., 5.312%, 1/2/99(1) ...............................     200,000,000       200,000,000
Safeco Corp.:
   4.88%, 7/12/99 ..............................................................      30,000,000        29,219,200
   4.90%, 6/17/99 ..............................................................      76,000,000        74,272,478
   4.95%, 6/8/99 ...............................................................      37,000,000        36,196,175
   4.95%, 6/11/99 ..............................................................      50,000,000        48,893,125
Security Benefit Life Insurance Co., 5.577%, 1/4/99(1) .........................     100,000,000       100,000,000
TransAmerica Life Insurance & Annuity Co., 5.62%, 1/4/99(1) ....................      38,000,000        38,000,000
Travelers Insurance Co.:
   5.034%, 1/4/99(1)(2) ........................................................      23,000,000        23,000,000
   5.054%, 1/4/99(1)(2) ........................................................      65,000,000        65,000,000
Western & Southern Life Insurance Co., 5.547%, 1/4/99(1) .......................     100,000,000       100,000,000
Western National Life Insurance Co., 5.547%, 1/4/99(1) .........................      50,000,000        50,000,000
                                                                                                    --------------
                                                                                                     1,697,185,422
                                                                                                    --------------

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Leasing & Factoring--2.4%
American Honda Finance Corp.:
   5.189%, 1/27/99(1) ..........................................................    $ 25,000,000    $   25,000,000
   5.20%, 1/13/99 ..............................................................      23,000,000        22,960,133
   5.219%, 1/20/99(1)(4) .......................................................      35,000,000        35,000,000
   5.30%, 1/8/99(1) ............................................................      30,000,000        30,000,000
   5.341%, 1/9/99(1)(4) ........................................................      10,000,000         9,999,869
   5.53%, 1/8/99(1)(4) .........................................................      25,000,000        25,000,000
   5.55%, 6/16/99(1) ...........................................................      25,000,000        25,004,482
Hertz Corp.:
   4.935%, 6/10/99 .............................................................      50,000,000        48,903,333
   4.96%, 7/9/99 ...............................................................      50,000,000        48,698,000
   4.975%, 6/23/99 .............................................................      50,000,000        48,804,618
Sanwa Business Credit Corp.:
   5.95%, 1/28/99 ..............................................................      35,000,000        34,843,813
   6%, 1/29/99 .................................................................      50,000,000        49,766,667
                                                                                                    --------------
                                                                                                       403,980,915
                                                                                                    --------------
Oil: International--0.1%
Fina Oil & Chemical Co., 5.28%, 3/16/99(3) .....................................      15,000,000        14,837,200
                                                                                                    --------------
Special Purpose Financial--2.3%
Intrepid Funding Master Trust:
   5.175%, 1/11/99(4) ..........................................................      40,000,000        39,942,500
   5.20%, 3/31/99(4) ...........................................................     100,000,000        98,714,444
   5.39%, 3/26/99(4) ...........................................................      50,000,000        49,371,167
LINCS, Series 1998-3, 5.537%, 1/15/99(1)(2) ....................................      35,000,000        35,000,000
RACERS:
   Series 1998 MM-3-5, 5.077%, 2/1/99(1)(2) ....................................      10,000,000        10,000,000
   Series 1998 MM-8-3, 5.16%, 1/20/99(1)(2) ....................................      37,000,000        37,000,000
   Series 1998 MM-8-5, 5.616%, 1/4/99(1)(2) ....................................      95,000,000        95,000,000
SMM Trust, Series 1998-I, 5.624%, 1/28/99(1)(2) ................................      30,000,000        30,000,000
                                                                                                    --------------
                                                                                                       395,028,111
                                                                                                    --------------
Telecommunications/Technology--0.3%
GTE Corp.:
   5.55%, 1/13/99(3) ...........................................................      25,000,000        24,953,750
   6%, 1/11/99(3) ..............................................................      22,461,000        22,423,565
                                                                                                    --------------
                                                                                                        47,377,315
                                                                                                    --------------
Total Short-Term Notes .........................................................                    15,742,293,165

Centennial Money Market Trust

                                                                                        Face             Value
                                                                                       Amount          See Note 1
                                                                                    ------------    ---------------

U.S. Government Agencies--0.3%
Student Loan Marketing Assn., guaranteeing commercial paper of
   Nebraska Higher Education Loan Program, 6.25%, 1/5/99(3) ....................    $ 49,165,000    $    49,130,858
                                                                                                    ---------------
Foreign Government Obligations--0.4%
Bayerische Landesbank Girozentrale, 5.494%, 1/28/99(1) .........................      25,000,000         24,997,455
Westdeutsche Landesbank Girozentrale, 5.18%, 1/21/99 ...........................      50,000,000         49,856,111
                                                                                                    ---------------
Total Foreign Government Obligations ...........................................                         74,853,566
                                                                                                    ---------------
Total Investments, at Value ....................................................            99.3%    16,753,835,510
Other Assets Net of Liabilities ................................................             0.7        113,033,930
                                                                                    ------------    ---------------
Net Assets .....................................................................           100.0%   $16,866,869,440
                                                                                    ============    ===============

Short-term notes, direct bank obligations, letters of credit, U.S. government agencies and foreign government obligations are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $624,688,000, or 3.70% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $3,486,814,151, or 20.67% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $383,027,980 or 2.27% of the Trust's net assets as of December 31, 1998.


See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities December 31, 1998 (Unaudited)
Centennial Money Market Trust

ASSETS
Investments, at value--see accompanying statement ....................................   $16,753,835,511
Cash .................................................................................        15,206,689
Receivables and other assets:
  Shares of beneficial interest sold .................................................       216,155,941
  Interest ...........................................................................        33,449,481
  Other ..............................................................................           592,486
                                                                                         ---------------
    Total assets .....................................................................    17,019,240,108
                                                                                         ---------------

LIABILITIES
Payables and other liabilities:
  Shares of beneficial interest redeemed .............................................       149,351,055
  Service plan fees ..................................................................         1,409,117
  Transfer and shareholder servicing agent fees ......................................            66,016
  Dividends ..........................................................................            47,570
  Other ..............................................................................         1,496,910
                                                                                         ---------------
    Total liabilities ................................................................       152,370,668
                                                                                         ---------------
NET ASSETS ...........................................................................   $16,866,869,440
                                                                                         ===============

COMPOSITION OF NET ASSETS
Paid-in capital ......................................................................   $16,866,792,998
Accumulated net realized gain on investment transactions .............................            76,442
                                                                                         ---------------
NET ASSETS--applicable to 16,867,325,713 shares of beneficial interest outstanding ...   $16,866,869,440
                                                                                         ===============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE .......................             $1.00


See accompanying Notes to Financial Statements.

Statement of Operations For the Six Months Ended December 31, 1998 (Unaudited) Centennial Money Market Trust

INVESTMENT INCOME--Interest ..................................      $451,003,406
                                                                    ------------

EXPENSES
Management fees--Note 3 ......................................        27,367,053
Service plan fees--Note 3 ....................................        16,251,669
Transfer and shareholder servicing agent fees--Note 3 ........         7,917,209
Registration and filing fees .................................           902,039
Shareholder reports ..........................................           755,497
Custodian fees and expenses ..................................           717,922
Legal, auditing and other professional fees ..................            53,613
Trustees' fees and expenses ..................................            28,696
Other ........................................................            15,686
                                                                    ------------
Total expenses ...............................................        54,009,384
                                                                    ------------
NET INVESTMENT INCOME ........................................       396,994,022
                                                                    ------------
NET REALIZED GAIN ON INVESTMENTS .............................            12,825
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $397,006,847
                                                                    ============


See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
Centennial Money Market Trust

                                                           Six Months Ended
                                                           December 31, 1998       Year Ended
                                                              (Unaudited)         June 30, 1998
                                                           ----------------     ----------------
OPERATIONS
Net investment income .................................    $    396,994,022     $    635,961,061
Net realized gain .....................................              12,825               42,303
                                                           ----------------     ----------------
Net increase in net assets resulting from operations ..         397,006,847          636,003,364
                                                           ----------------     ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ...........        (397,034,748)        (635,961,061)
                                                           ----------------     ----------------

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
  beneficial interest transactions--Note 2 ............       1,752,739,055        6,051,149,102
                                                           ----------------     ----------------

NET ASSETS
Total increase ........................................       1,752,711,154        6,051,191,405
Beginning of period ...................................      15,114,158,286        9,062,966,881
                                                           ----------------     ----------------
End of period .........................................    $ 16,866,869,440     $ 15,114,158,286
                                                           ================     ================


See accompanying Notes to Financial Statements.

Financial Highlights
Centennial Money Market Trust

                                          Six Months Ended
                                            December 31,
                                            (Unaudited)                   Year Ended June 30,
                                            -----------    ---------------------------------------------------
                                               1998          1998       1997       1996       1995       1994
                                             -------       -------    -------    -------    -------    -------
PER SHARE OPERATING DATA
Net asset value, beginning of period ......    $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
Income from investment operations--
  net investment income and net
  realized gain ...........................      .02           .05        .05        .05        .05        .03
Dividends and distributions to shareholders     (.02)         (.05)      (.05)      (.05)      (.05)      (.03)
                                             -------       -------    -------    -------    -------    -------
Net asset value, end of period ............    $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
                                             =======       =======    =======    =======    =======    =======

TOTAL RETURN(1) ...........................     2.53%         5.16%      4.97%      5.11%      5.07%      2.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) ...  $16,867       $15,114     $9,063     $6,753     $4,812     $2,559
Average net assets (in millions) ..........  $16,156       $12,617     $8,033     $6,077     $3,342     $2,346
Ratios to average net assets:
Net investment income .....................     4.87%(2)      5.04%      4.86%      4.99%      5.01%      2.84%
Expenses, before voluntary
  assumption by the Manager ...............     0.66%(2)      0.68%      0.73%      0.74%      0.77%      0.81%
Expenses, net of voluntary
  assumption by the Manager ...............      N/A          0.66%      0.67%      0.69%      0.73%      0.76%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.

2. Annualized.


See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)
Centennial Money Market Trust

1. Significant Accounting Policies

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust

2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Six Months Ended December 31, 1998         Year Ended June 30, 1998
                                 ----------------------------------   ----------------------------------
                                      Shares            Amount             Shares            Amount
                                 ---------------   ----------------   ---------------   ----------------
Sold ..........................   23,194,541,848   $ 23,194,541,848    40,408,988,871   $ 40,408,988,871
Issued in connection with
  the acquisition of Daily
  Cash Accumulation Fund,
  Inc.--Note 4 ................               --                 --     3,461,468,087      3,460,935,372
Dividends and distributions
  reinvested ..................      414,959,315        414,959,315       613,194,479        613,194,479
Redeemed ......................  (21,856,762,108)   (21,856,762,108)  (38,431,969,620)   (38,431,969,620)
                                 ---------------   ----------------   ---------------   ----------------
Net increase ..................    1,752,739,055   $  1,752,739,055     6,051,681,817   $  6,051,149,102
                                 ===============   ================   ===============   ================

3. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of average annual net assets; 0.475% of the next $250 million of average annual net assets; 0.45% of the next $250 million of average annual net assets; 0.425% of the next $250 million of average annual net assets; 0.40% of the next $250 million of average annual net assets; 0.375% of the next $250 million of average annual net assets; 0.35% of the next $500 million of average annual net assets; and 0.325% of average annual net assets in excess of $2 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets up to $30 million; or 25% of the total annual investment income of the Trust. The Trust's management fee for the six months ended December 31, 1998, was 0.34% of the average annual net assets of the Trust.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and other Oppenheimer funds. SSI's total costs of providing such services are allocated ratably to these funds.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.

4. Acquisition of Daily Cash Accumulation Fund, Inc.

On November 21, 1997, the Trust acquired the net assets of Daily Cash Accumulation Fund, Inc. The Trust issued 3,461,468,087 shares of beneficial interest, valued at $3,460,935,372, in exchange for the net assets, resulting in combined net assets of $13,332,466,315 on November 21, 1997. The exchange qualified as a tax-free reorganization for federal income tax purposes.

Centennial Money Market Trust

Officers and Trustees
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
George C. Bowen, Trustee, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Carol E. Wolf, Vice President
Arthur J. Zimmer, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor and Distributor
Centennial Asset Management Corporation

Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.

Custodian of Portfolio Securities
Citibank, N.A.

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors. This is a copy of a report to shareholders of Centennial Money Market Trust. This report must be preceded or accompanied by a Prospectus of Centennial Money Market Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-671-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143


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